Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenue	$ 719	$ 433	$ 2,928	$ 691
Cost of sales			1,687	1,332
Cost of revenue	249	480
Gross Profit (Loss)	470	(47)	1,241	(641)
Operating Expenses
Research and development	669	834	3,163	2,828
Sales and marketing	1,381	2,026	6,778	7,833
General and administrative	1,926	1,979	7,027	7,423
Total Operating Expenses	3,976	4,839	16,968	18,084
Loss from Operations	(3,506)	(4,886)	(15,727)	(18,725)
Other Income (Expense)
Gain on investments	27	56	167	180
Interest expense	(34)		(21)	(354)
Other expense	(63)			(18)
Total Other (Expense) Income, net	(70)	56	146	(192)
Net Loss	$ (3,576)	$ (4,830)	$ (15,581)	$ (18,917)
Net Loss Per Share of Common Stock
Basic (in Dollars per share)	$ (1.25)	$ (4.3)	$ (8.59)	$ (23.62)
Weighted-Average Shares of Common Stock Outstanding
Basic (in Shares)	2,853	1,124	1,814	801
Consolidated Statements of Comprehensive Loss:
Net loss	$ (3,576)	$ (4,830)	$ (15,581)	$ (18,917)
Unrealized gain on investments		13	16	(16)
Foreign currency translation adjustment	46	(1)	38	7
Total Comprehensive Loss	$ (3,530)	$ (4,818)	$ (15,527)	$ (18,926)